LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1300 SOUTH CLINTON STREET

FORT WAYNE, INDIANA 46802

MARY JO ARDINGTON

ASSOCIATE GENERAL COUNSEL

Phone: 260-455-3917

MaryJo. Ardington@LFG.com

VIA EDGAR

December 28, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Lincoln New York Account N for Variable Annuities

Lincoln Life & Annuity Company of New York

Lincoln Core IncomeSM Variable Annuity

Pre-Effective Amendment No. 1

File Nos 333-214256; 811-09763

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (“Company”) and Lincoln New York Account N for Variable Annuities (“the Account”), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the “Contracts”) that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed October 26, 2016). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments on the Registration Statement. The Amendment also includes necessary financial statements and exhibits that were not filed with the initial Registration Statement.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington